UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/2012

Dreyfus International Stock Index Fund

Dreyfus S&P 500 Index Fund

Dreyfus Smallcap Stock Index Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2012 (Unaudited)

Common Stocks--97.0%	Shares	Value ($)
Australia--8.7%
AGL Energy	20,205	313,287
Alumina	96,382	131,110
Amcor	53,288	398,686
AMP	121,788	552,664
Asciano	42,600	212,783
ASX	7,737	246,591
Australia & New Zealand Banking Group	113,354	2,579,184
Bendigo and Adelaide Bank	14,586	128,505
BHP Billiton	138,383	5,512,025
Boral	34,041	146,155
Brambles	64,156	495,679
Caltex Australia	6,352	85,935
Campbell Brothers	2,687	148,491
CFS Retail Property Trust	75,071	136,825
Coca-Cola Amatil	23,644	290,223
Cochlear	2,583	163,057
Commonwealth Bank of Australia	67,185	3,617,149
Computershare	17,915	145,649
Crown	20,990	180,464
CSL	22,697	750,890
Dexus Property Group	210,826	199,408
Echo Entertainment Group	26,889a	103,160
Fairfax Media	105,013	82,585
Fortescue Metals Group	55,280	296,680
Goodman Group	316,833	215,496
GPT Group	77,338	253,969
Harvey Norman Holdings	21,349	46,738
Iluka Resources	17,324	337,289
Incitec Pivot	66,512	226,900
Insurance Australia Group	92,243	285,269
James Hardie Industries-CDI	18,518	139,531
Leighton Holdings	7,148	177,986
Lend Lease Group	21,968	171,596
Lynas	65,729a	92,555
Macquarie Group	15,216	412,353
Metcash	32,769	140,693
Mirvac Group	148,930	195,469

National Australia Bank	94,917	2,405,809
Newcrest Mining	33,037	1,183,905
OneSteel	59,325	46,655
Orica	15,797	415,507
Origin Energy	46,088	673,962
OZ Minerals	14,661	169,988
Qantas Airways	41,721a	69,834
QBE Insurance Group	47,318	576,288
QR National	75,896	299,241
Ramsay Health Care	6,148	124,011
Rio Tinto	18,812	1,382,671
Santos	40,835	584,126
Sims Metal Management	6,346	101,500
Sonic Healthcare	16,149	192,732
SP AusNet	62,635	64,235
Stockland	104,109	371,755
Suncorp Group	55,767	498,428
Sydney Airport	14,652	41,575
TABCORP Holdings	33,277	102,912
Tatts Group	52,407	141,466
Telstra	188,453	666,924
Toll Holdings	28,622	151,785
Transurban Group	57,139	333,376
Wesfarmers	43,412	1,397,917
Westfield Group	94,811	856,459
Westfield Retail Trust	126,912	341,234
Westpac Banking	130,639	2,936,379
Woodside Petroleum	27,418	996,822
Woolworths	52,508	1,383,346
WorleyParsons	8,533	247,477
		38,371,348
Austria--.3%
Erste Group Bank	8,858	194,690
IMMOFINANZ	42,985a	138,367
OMV	6,772	222,199
Raiffeisen Bank International	2,344	79,779
Telekom Austria	15,244	177,801
Verbund	3,340	90,811
Vienna Insurance Group	1,670	72,142
Voestalpine	4,387	143,944
		1,119,733
Belgium--.9%
Ageas	95,646	198,952
Anheuser-Busch InBev	34,623	2,100,966

Bekaert	1,729	70,368
Belgacom	6,287	196,410
Colruyt	3,063	115,898
Delhaize Group	4,505	245,534
Groupe Bruxelles Lambert	3,342	242,367
Groupe Bruxelles Lambert (STRIP)	236a	1
KBC Groep	7,431	141,001
Mobistar	1,360	68,070
Solvay	2,453	242,086
UCB	4,586	186,643
Umicore	4,980	231,721
		4,040,017
China--.0%
Foxconn International Holdings	86,000a	59,222
Yangzijiang Shipbuilding Holdings	70,000	61,592
		120,814
Denmark--1.0%
AP Moller - Maersk, Cl. A	22	154,875
AP Moller - Maersk, Cl. B	55	405,589
Carlsberg, Cl. B	4,679	355,591
Coloplast, Cl. B	1,044	154,234
Danske Bank	27,176a	397,174
DSV	8,234	168,329
Novo Nordisk, Cl. B	18,340	2,170,128
Novozymes, Cl.B	9,588	270,125
TDC	16,074	125,385
Tryg	1,152	62,619
Vestas Wind Systems	7,867a	88,794
William Demant Holding	997a	82,634
		4,435,477
Finland--.8%
Elisa	6,364	133,960
Fortum	19,279	423,986
Kesko, Cl. B	2,995	105,778
Kone, Cl. B	6,484	353,267
Metso	5,192	226,327
Neste Oil	6,406	71,950
Nokia	161,841	808,877
Nokian Renkaat	4,428	158,302
Orion, Cl. B	4,426	85,981
Pohjola Bank, Cl. A	5,029	53,686
Sampo, Cl. A	18,219	480,332
Sanoma	2,743	37,056
Stora Enso, Cl. R	25,512	181,678

UPM-Kymmene	21,636	277,563
Wartsila	7,376	248,728
		3,647,471
France--8.5%
Accor	6,013	182,851
Aeroports de Paris	1,389	102,642
Air Liquide	12,243	1,542,095
Alcatel-Lucent	101,640a	180,818
Alstom	9,164	349,569
Arkema	2,392	193,449
AtoS	2,389	120,152
AXA	75,177	1,142,057
BNP Paribas	41,683	1,766,280
Bouygues	8,391	260,932
Bureau Veritas	2,251	165,220
Cap Gemini	6,031	220,347
Carrefour	25,014	571,395
Casino Guichard Perrachon	2,276	202,600
Christian Dior	2,425	343,476
Cie de St-Gobain	17,373	773,690
Cie Generale d'Optique Essilor International	8,702	637,918
Cie Generale de Geophysique-Veritas	6,334a	176,776
Cie Generale des Etablissements Michelin, Cl. B	7,800	534,016
CNP Assurances	6,982	94,186
Credit Agricole	41,397	255,294
Danone	25,200	1,556,547
Dassault Systemes	2,498	207,254
Edenred	6,904	167,740
EDF	10,738	247,678
Eiffage	2,009	61,684
Eurazeo	1,324	57,698
Eutelsat Communications	4,076	151,401
Fonciere des Regions	1,253	82,882
France Telecom	80,056	1,201,505
GDF Suez	53,437	1,451,503
Gecina	1,000	95,548
Groupe Eurotunnel	21,750	179,345
ICADE	1,094	89,163
Iliad	767	92,754
Imerys	1,513	84,314
JC Decaux	3,387a	85,949
Klepierre	4,665	140,180
L'Oreal	10,382	1,105,052
Lafarge	8,357	340,719

Lagardere	4,997	142,143
Legrand	9,796	338,156
LVMH Moet Hennessy Louis Vuitton	10,964	1,773,966
Natixis	41,498	127,659
Neopost	1,569	110,911
Pernod-Ricard	8,583	824,582
Peugeot	6,857	126,519
PPR	3,298	519,367
Publicis Groupe	6,401	322,266
Renault	8,556	364,737
Safran	6,897	215,060
Sanofi	49,399	3,651,689
Schneider Electric	21,135	1,313,623
SCOR	7,008	176,459
Societe BIC	1,140	101,657
Societe Generale	28,555	761,245
Societe Television Francaise 1	6,190	68,147
Sodexo	4,195	311,587
Suez Environnement	11,365	145,590
Technip	4,307	404,364
Thales	4,486	153,593
Total	91,474	4,838,275
Unibail-Rodamco	3,976	764,065
Vallourec	4,946	334,283
Veolia Environnement	16,290	185,267
Vinci	19,506	905,451
Vivendi	53,853	1,127,944
Wendel	1,260	93,868
		37,417,152
Germany--7.5%
Adidas	9,055	652,890
Allianz	19,604	2,157,207
Axel Springer	1,517	71,182
BASF	39,595	3,046,686
Bayer	35,657	2,499,085
Bayerische Motoren Werke	14,299	1,223,981
Beiersdorf	4,473	268,763
Brenntag	1,342	140,435
Celesio	3,952	76,230
Commerzbank	159,134a	381,008
Continental	3,310a	264,615
Daimler	39,069	2,160,555
Deutsche Bank	40,111	1,700,455
Deutsche Boerse	8,455a	498,063

Deutsche Lufthansa	9,238	127,763
Deutsche Post	36,642	609,173
Deutsche Telekom	121,233	1,364,508
E.ON	77,701	1,662,529
Fraport Frankfurt Airport Services Worldwide	1,609	96,425
Fresenius & Co.	4,930	500,415
Fresenius Medical Care & Co.	9,040	645,537
GEA Group	7,622	245,000
Hannover Rueckversicherung	2,441	130,005
HeidelbergCement	5,830	286,764
Henkel & Co.	5,774	300,223
Hochtief	1,996	128,815
Infineon Technologies	47,170	430,755
K+S	7,172	342,259
Kabel Deutschland Holding	3,938a	205,481
Lanxess	3,616	235,707
Linde	7,373	1,170,746
MAN	2,628	276,454
Merck	2,672	278,984
Metro	5,363	206,472
Muenchener Rueckversicherungs	7,748	1,010,199
RWE	21,162	810,013
Salzgitter	1,819	108,748
SAP	39,680	2,399,261
Siemens	35,464	3,349,050
Suedzucker	3,046	90,075
ThyssenKrupp	16,741	474,896
United Internet	4,460	83,372
Volkswagen	1,298	209,845
Wacker Chemie	762	69,895
		32,990,524
Greece--.1%
Coca-Cola Hellenic Bottling	8,251a	153,374
Hellenic Telecommunications Organization	13,152	48,723
National Bank of Greece	45,918a	165,300
OPAP	8,540	87,646
		455,043
Hong Kong--2.7%
AIA Group	364,000	1,215,759
ASM Pacific Technology	7,800	100,386
Bank of East Asia	63,950	261,012
BOC Hong Kong Holdings	160,500	424,302
Cathay Pacific Airways	52,000	103,001
Cheung Kong Holdings	60,000	807,789

Cheung Kong Infrastructure Holdings	21,000	119,563
CLP Holdings	83,288	682,028
First Pacific	100,000	114,256
Galaxy Entertainment Group	50,000a	109,098
Hang Lung Group	36,000	228,641
Hang Lung Properties	102,000	350,545
Hang Seng Bank	33,200	428,567
Henderson Land Development	38,762	210,443
HKT Trust	3,630	2,327
Hong Kong & China Gas	205,754	488,216
Hong Kong Exchanges & Clearing	44,300	768,945
Hopewell Holdings	26,000	67,896
Hutchison Whampoa	91,800	873,074
Hysan Development	28,000	110,130
Kerry Properties	28,500	109,340
Li & Fung	245,200	536,281
Lifestyle International Holdings	27,500	64,330
Link REIT	98,500	358,840
MTR	60,000	200,013
New World Development	143,786	157,609
NWS Holdings	60,000	97,182
Orient Overseas International	11,300	59,017
PCCW	167,000	52,763
Power Assets Holdings	60,000	432,910
Shangri-La Asia	63,000	130,801
Sino Land	127,730	212,815
SJM Holdings	74,530	133,403
Sun Hung Kai Properties	60,699	840,683
Swire Pacific, Cl. A	30,000	333,677
Wharf Holdings	67,311	382,799
Wheelock & Co.	42,000	134,051
Wing Hang Bank	8,000	73,764
Yue Yuen Industrial Holdings	32,300	98,926
		11,875,182
Ireland--.3%
Anglo Irish Bank	35,225a,b	46
CRH	31,014	614,669
Elan	21,908a	292,237
Kerry Group, Cl. A	5,782	211,127
Ryanair Holdings	4,000a	21,887
		1,139,966
Israel--.7%
Bank Hapoalim	42,761	149,136
Bank Leumi Le-Israel	47,584	155,402

Bezeq Israeli Telecommunication	76,662	132,969
Cellcom Israel	2,512	36,528
Delek Group	202	43,145
Elbit Systems	1,178	49,113
Israel	117	71,355
Israel Chemicals	18,353	192,273
Israel Discount Bank, Cl. A	31,733a	45,711
Mizrahi Tefahot Bank	6,222	54,475
NICE Systems	2,452a	88,532
Partner Communications	4,318	35,763
Teva Pharmaceutical Industries	40,568	1,827,959
		2,882,361
Italy--2.2%
A2A	55,689	53,035
Assicurazioni Generali	50,484	788,410
Atlantia	13,932	217,029
Autogrill	5,146	56,417
Banca Carige	32,548	64,379
Banca Monte dei Paschi di Siena	191,415	72,691
Banco Popolare	72,942	110,094
Enel	284,241	1,163,144
Enel Green Power	80,792	160,968
ENI	103,640	2,292,830
EXOR	2,723	62,914
Fiat	33,065	198,500
Fiat Industrial	31,755a	311,352
Finmeccanica	19,919	89,698
Intesa Sanpaolo	435,841	832,988
Intesa Sanpaolo-RSP	47,999	71,818
Luxottica Group	5,098	168,107
Mediaset	31,881	94,235
Mediobanca	23,963	140,972
Pirelli & C	11,503	106,460
Prysmian	8,559	128,624
Saipem	11,471	537,278
Snam Rete Gas	66,842	301,524
Telecom Italia	407,312	414,558
Telecom Italia-RSP	266,227	222,869
Terna Rete Elettrica Nazionale	49,363	181,062
UniCredit	169,215	839,529
Unione di Banche Italiane	34,541	158,799
		9,840,284
Japan--20.9%
ABC-Mart	1,000	35,777

Advantest	6,400	73,443
Aeon	25,000	329,508
Aeon Credit Service	3,960	60,608
AEON Mall	2,800	61,912
Air Water	7,000	92,171
Aisin Seiki	7,900	249,485
Ajinomoto	28,800	347,489
Alfresa Holdings	1,900	83,226
All Nippon Airways	34,000	98,990
Amada	17,000	117,495
Aozora Bank	21,959	61,053
Asahi Glass	43,800	356,719
Asahi Group Holdings	16,800	371,252
Asahi Kasei	55,900	353,361
Asics	7,000	79,318
Astellas Pharma	19,179	787,282
Bank of Kyoto	14,000	120,630
Bank of Yokohama	51,000	236,105
Benesse Holdings	3,100	144,328
Bridgestone	28,200	642,775
Brother Industries	9,300	125,260
Canon	48,850	2,107,757
Casio Computer	9,300	54,641
Central Japan Railway	65	558,361
Chiba Bank	31,000	191,895
Chiyoda	6,000	69,954
Chubu Electric Power	29,500	542,413
Chugai Pharmaceutical	10,128	160,853
Chugoku Bank	7,000	95,475
Chugoku Electric Power	12,200	223,040
Citizen Holdings	12,400	75,294
Coca-Cola West	2,700	46,387
Cosmo Oil	27,000	78,610
Credit Saison	5,900	120,012
Dai Nippon Printing	24,800	266,702
Dai-ichi Life Insurance	376	394,492
Daicel Chemical Industries	11,000	68,957
Daido Steel	12,200	79,840
Daihatsu Motor	9,000	173,508
Daiichi Sankyo	29,183	555,338
Daikin Industries	10,400	301,430
Dainippon Sumitomo Pharma	6,900	79,542
Daito Trust Construction	3,200	301,325
Daiwa House Industry	21,400	270,272

Daiwa Securities Group	68,000	244,354
Dena	3,900	98,664
Denki Kagaku Kogyo	22,600	89,214
Denso	21,100	626,774
Dentsu	7,500	250,525
East Japan Railway	14,700	951,403
Eisai	10,900	451,010
Electric Power Development	5,280	140,154
Elpida Memory	10,100a	42,784
FamilyMart	3,000	121,377
FANUC	8,300	1,394,400
Fast Retailing	2,300	456,984
Fuji Electric	21,000	55,357
Fuji Heavy Industries	27,000	183,423
FUJIFILM Holdings	20,100	476,337
Fujitsu	80,800	431,287
Fukuoka Financial Group	33,000	140,656
Furukawa Electric	28,000	74,544
Gree	4,300	124,066
GS Yuasa	16,000	94,216
Gunma Bank	18,000	97,967
Hachijuni Bank	16,000	93,797
Hakuhodo DY Holdings	1,170	71,734
Hamamatsu Photonics	2,600	93,430
Hino Motors	12,000	76,957
Hirose Electric	1,300	124,800
Hiroshima Bank	19,000	89,207
Hisamitsu Pharmaceutical	2,900	125,698
Hitachi	194,900	1,088,884
Hitachi Chemical	4,000	70,400
Hitachi Construction Machinery	5,000	99,016
Hitachi High-Technologies	2,700	59,099
Hitachi Metals	8,000	91,803
Hokkaido Electric Power	8,200	116,790
Hokuhoku Financial Group	49,000	97,679
Hokuriku Electric Power	7,700	149,355
Honda Motor	70,320	2,458,664
Hoya	18,900	400,556
Ibiden	4,700	95,849
Idemitsu Kosan	900	97,377
IHI	52,000	136,393
INPEX	94	641,049
Isetan Mitsukoshi Holdings	15,120	170,336
Isuzu Motors	52,000	263,239

ITOCHU	65,200	708,863
Itochu Techno-Solutions	1,400	64,721
Iyo Bank	11,000	105,600
J Front Retailing	22,800	112,131
Japan Petroleum Exploration	1,400	61,875
Japan Prime Realty Investment	27	64,411
Japan Real Estate Investment	19	166,203
Japan Retail Fund Investment	79	114,485
Japan Steel Works	13,000	105,023
Japan Tobacco	195	959,016
JFE Holdings	19,160	341,739
JGC	9,000	247,751
Joyo Bank	26,462	116,953
JS Group	11,724	242,322
JSR	7,700	157,332
JTEKT	8,600	92,034
Jupiter Telecommunications	77	76,647
JX Holdings	97,276	586,845
Kajima	32,800	110,982
Kamigumi	9,400	82,720
Kaneka	12,000	67,043
Kansai Electric Power	32,499	522,968
Kansai Paint	10,000	94,295
Kao	22,800	599,827
Kawasaki Heavy Industries	57,000	167,449
Kawasaki Kisen Kaisha	35,000	66,098
KDDI	126	798,138
Keikyu	20,000	183,082
Keio	25,000	184,262
Keisei Electric Railway	13,000	97,862
Keyence	1,805	449,534
Kikkoman	6,000	69,561
Kinden	6,000	52,564
Kintetsu	67,354	271,183
Kirin Holdings	36,000	440,971
Kobe Steel	101,000	165,574
Koito Manufacturing	4,000	64,472
Komatsu	41,000	1,155,528
Konami	3,700	97,534
Konica Minolta Holdings	19,500	141,934
Kubota	50,000	451,148
Kuraray	14,200	206,156
Kurita Water Industries	4,800	130,308
Kyocera	6,600	562,623

Kyowa Hakko Kirin	11,705	144,144
Kyushu Electric Power	17,800	255,620
Lawson	2,600	157,875
Mabuchi Motor	1,000	42,820
Makita	5,100	192,429
Marubeni	72,000	496,682
Marui Group	10,900	87,629
Maruichi Steel Tube	2,000	46,715
Mazda Motor	64,000a	105,757
McDonald's Holdings Japan	3,000	81,403
Medipal Holdings	5,400	58,851
MEIJI Holdings	2,921	127,758
Miraca Holdings	2,600	97,283
Mitsubishi	60,698	1,384,312
Mitsubishi Chemical Holdings	59,380	333,307
Mitsubishi Electric	84,000	753,521
Mitsubishi Estate	54,000	861,875
Mitsubishi Gas Chemical	16,000	90,230
Mitsubishi Heavy Industries	131,700	602,797
Mitsubishi Logistics	4,000	46,164
Mitsubishi Materials	44,000	137,338
Mitsubishi Motors	159,000a	191,843
Mitsubishi Tanabe Pharma	9,200	129,584
Mitsubishi UFJ Financial Group	549,290	2,514,127
Mitsubishi UFJ Lease & Finance	2,250	94,131
Mitsui & Co.	75,000	1,272,787
Mitsui Chemicals	38,000	120,105
Mitsui Fudosan	36,000	591,580
Mitsui OSK Lines	50,000	188,852
Mizuho Financial Group	984,400	1,484,669
MS&AD Insurance Group Holdings	24,757	507,478
Murata Manufacturing	8,500	486,590
Nabtesco	4,500	95,607
Namco Bandai Holdings	8,650	123,085
NEC	107,800a	214,893
NGK Insulators	11,000	141,089
NGK Spark Plug	6,000	74,046
NHK Spring	7,000	67,108
Nidec	4,700	449,967
Nikon	14,160	346,525
Nintendo	4,250	576,328
Nippon Building Fund	24	215,292
Nippon Electric Glass	17,085	148,780
Nippon Express	38,000	152,000

Nippon Meat Packers	7,000	88,866
Nippon Paper Group	3,800	81,332
Nippon Sheet Glass	42,000	84,826
Nippon Steel	221,100	542,239
Nippon Telegraph & Telephone	20,600	1,029,325
Nippon Yusen	61,800	156,425
Nishi-Nippon City Bank	26,000	76,039
Nissan Motor	107,400	1,012,729
Nisshin Seifun Group	7,800	94,316
Nisshin Steel	29,000	44,879
Nissin Foods Holdings	2,600	99,022
Nitori Holdings	1,700	156,066
Nitto Denko	7,300	258,875
NKSJ Holdings	15,570	338,558
NOK	3,900	72,834
Nomura Holdings	157,300	575,563
Nomura Real Estate Holdings	4,000	62,059
Nomura Real Estate Office Fund	12	64,131
Nomura Research Institute	4,700	106,944
NSK	20,000	148,721
NTN	19,000	78,243
NTT Data	55	180,184
NTT DoCoMo	660	1,171,987
NTT Urban Development	55	40,249
Obayashi	26,000	125,482
Odakyu Electric Railway	26,000	258,125
OJI Paper	35,000	179,934
Olympus	9,500	160,098
Omron	8,200	165,291
Ono Pharmaceutical	3,400	191,738
ORACLE JAPAN	2,000	69,980
Oriental Land	2,100	223,082
ORIX	4,550	425,462
Osaka Gas	82,000	329,075
OTSUKA	700	50,125
Otsuka Holdings	10,400	294,337
Panasonic	95,495	772,727
Rakuten	302	304,574
Resona Holdings	78,600	349,448
Ricoh	30,000	252,984
Rinnai	1,500	104,066
Rohm	3,900	193,338
Sankyo	2,400	117,246
Sanrio	2,100	94,052

Santen Pharmaceutical	3,300	135,030
SBI Holdings	843	63,681
Secom	8,800	411,436
Sega Sammy Holdings	8,784	190,080
Seiko Epson	4,900	62,463
Sekisui Chemical	19,000	166,452
Sekisui House	25,000	234,754
Seven & I Holdings	32,560	916,377
Seven Bank	26,000	54,557
Sharp	42,000	361,338
Shikoku Electric Power	7,500	217,279
Shimadzu	9,000	78,374
Shimamura	1,000	103,082
Shimano	3,000	148,131
Shimizu	23,000	105,272
Shin-Etsu Chemical	17,700	919,239
Shinsei Bank	54,000	60,905
Shionogi & Co.	12,100	161,386
Shiseido	15,000	275,213
Shizuoka Bank	25,400	260,496
Showa Denko	59,000	128,446
Showa Shell Sekiyu	8,500	58,302
SMC	2,300	399,069
Softbank	38,300	1,066,373
Sojitz	54,600	93,805
Sony	43,480	793,189
Sony Financial Holdings	7,000	116,315
Square Enix Holdings	2,700	54,354
Stanley Electric	6,700	102,894
Sumco	4,900a	41,963
Sumitomo	48,700	699,364
Sumitomo Chemical	70,000	281,836
Sumitomo Electric Industries	33,000	397,298
Sumitomo Heavy Industries	25,000	160,000
Sumitomo Metal Industries	149,000	265,757
Sumitomo Metal Mining	23,000	331,502
Sumitomo Mitsui Financial Group	58,000	1,844,590
Sumitomo Mitsui Trust Holdings	135,640	423,375
Sumitomo Realty & Development	15,000	284,852
Sumitomo Rubber Industries	7,600	90,303
Suruga Bank	8,000	71,134
Suzuken	2,920	85,130
Suzuki Motor	14,000	319,108
Sysmex	3,200	105,590

T&D Holdings	23,900	242,918
Taisei	48,000	132,826
Taisho Pharmaceutical Holdings	1,500	131,803
Taiyo Nippon Sanso	12,000	83,567
Takashimaya	12,000	93,325
Takeda Pharmaceutical	34,100	1,480,275
TDK	5,100	243,128
Teijin	40,000	129,574
Terumo	7,000	335,541
THK	5,600	120,299
Tobu Railway	45,000	235,475
Toho	4,300	74,665
Toho Gas	18,000	116,616
Tohoku Electric Power	19,800	186,704
Tokio Marine Holdings	31,300	783,629
Tokyo Electric Power	58,772a	161,093
Tokyo Electron	7,200	409,810
Tokyo Gas	107,000	493,954
Tokyu	46,820	230,262
Tokyu Land	19,000	78,990
TonenGeneral Sekiyu	11,000	104,879
Toppan Printing	25,000	200,000
Toray Industries	64,000	480,105
Toshiba	174,000	737,075
Tosoh	22,000	62,033
TOTO	14,000	114,020
Toyo Seikan Kaisha	7,100	105,127
Toyo Suisan Kaisha	4,000	98,466
Toyoda Gosei	2,300	37,343
Toyota Boshoku	2,600	28,063
Toyota Industries	7,400	212,150
Toyota Motor	118,914	4,382,273
Toyota Tsusho	8,700	164,872
Trend Micro	4,200	133,409
Tsumura & Co.	2,300	68,502
Ube Industries	46,600	133,841
UNICHARM	5,000	262,623
Ushio	4,600	67,024
USS	980	93,566
West Japan Railway	7,100	300,761
Yahoo! Japan	601	183,492
Yakult Honsha	4,300	131,735
Yamada Denki	3,630	231,368
Yamaguchi Financial Group	9,000	86,164

Yamaha	7,200	66,287
Yamaha Motor	11,300	149,382
Yamato Holdings	17,700	292,717
Yamato Kogyo	1,800	56,585
Yamazaki Baking	6,000	79,397
Yaskawa Electric	9,000	79,436
Yokogawa Electric	8,800	86,904
		92,110,359
Luxembourg--.5%
ArcelorMittal	37,126	747,711
Millicom International Cellular, SDR	3,181	314,157
SES	12,467	294,576
Subsea 7	11,582a	234,879
Tenaris	20,491	401,553
		1,992,876
Macau--.1%
Sands China	107,413a	363,607
Wynn Macau	71,200	182,533
		546,140
Netherlands--2.6%
Aegon	76,511a	371,082
Akzo Nobel	10,040	522,694
ASML Holding	18,646	801,458
Corio	2,374	110,525
Delta Lloyd	3,857	70,636
European Aeronautic Defence and Space	17,751	596,727
Fugro	2,798	184,052
Heineken	11,231	519,274
Heineken Holding	4,760	192,448
ING Groep	165,334a	1,505,929
Koninklijke Ahold	50,276	666,696
Koninklijke Boskalis Westminster	2,755	106,823
Koninklijke DSM	6,749	346,545
Koninklijke KPN	63,910	701,085
Koninklijke Philips Electronics	43,614	882,089
Koninklijke Vopak	2,870	156,065
QIAGEN	9,940a	161,960
Randstad Holding	5,158	176,027
Reed Elsevier	30,068	358,025
SBM Offshore	6,898	117,072
STMicroelectronics	25,693	170,858
TNT Express	14,025	117,464
Unilever	70,245	2,340,243
Wolters Kluwer	12,325	223,619

		11,399,396
New Zealand--.1%
Auckland International Airport	42,260	85,737
Contact Energy	16,082a	63,527
Fletcher Building	26,934	145,124
Sky City Entertainment Group	26,289	76,690
Telecom Corporation of New Zealand	76,192	131,912
		502,990
Norway--.8%
Aker Solutions	6,165	75,719
DnB	42,391	447,927
Gjensidige Forsikring	8,002	92,681
Norsk Hydro	38,395	203,179
Orkla	34,223	277,787
SeaDrill	14,233	529,659
Statoil	48,186	1,209,976
Telenor	31,356	511,975
Yara International	7,809	314,727
		3,663,630
Portugal--.2%
Banco Espirito Santo	27,218	45,001
Cimpor-Cimentos de Portugal	9,151	61,693
Energias de Portugal	79,207	231,324
Galp Energia, Cl. B	9,504	153,463
Jeronimo Martins	10,165a	169,858
Portugal Telecom	27,519	136,891
		798,230
Singapore--1.7%
Ascendas Real Estate Investment Trust	78,912	117,188
CapitaLand	105,500	220,938
CapitaMall Trust	89,000	121,185
CapitaMalls Asia	50,000	52,753
City Developments	20,000	157,025
ComfortDelgro	72,700	85,965
Cosco Singapore	48,000	45,101
DBS Group Holdings	75,588	815,557
Fraser and Neave	37,150	200,859
Genting Singapore	253,527a	329,059
Global Logistic Properties	73,843a	117,010
Golden Agri-Resources	272,440	159,448
Hutchison Port Holdings Trust	227,000	170,250
Jardine Cycle & Carriage	4,422	180,880
Keppel	61,700	533,061
Keppel Land	36,000	81,698

Neptune Orient Lines	31,000	32,090
Noble Group	178,963	192,380
Olam International	61,995	128,349
Oversea-Chinese Banking	109,942	752,878
SembCorp Industries	46,254	176,051
SembCorp Marine	33,000	130,597
Singapore Airlines	24,733	218,606
Singapore Exchange	35,000	181,152
Singapore Press Holdings	62,075	183,380
Singapore Technologies Engineering	62,000	145,638
Singapore Telecommunications	344,951	851,494
StarHub	26,918	60,659
United Overseas Bank	54,112	747,145
UOL Group	23,111	84,652
Wilmar International	80,000	340,805
		7,613,853
Spain--3.1%
Abertis Infraestructuras	17,240	290,677
Acciona	1,014	81,448
Acerinox	5,086	72,038
ACS Actividades de Construccion y Servicios	5,842	180,328
Amadeus IT Holding, Cl. A	12,962	222,280
Banco Bilbao Vizcaya Argentaria	197,764	1,727,791
Banco de Sabadell	62,550	230,824
Banco Popular Espanol	40,218	173,210
Banco Santander	364,906	2,842,207
Bankia	35,723	162,082
Bankinter	9,093	60,945
CaixaBank	31,065	156,238
Distribuidora Internacional de Alimentacion	24,080a	111,304
EDP Renovaveis	9,222a	53,117
Enagas	7,711	154,440
Ferrovial	15,148	177,475
Fomento de Construcciones y Contratas	2,269	53,360
Gas Natural SDG	15,540	254,284
Grifols	6,152a	112,344
Iberdrola	165,182	973,478
Inditex	9,432	823,545
Indra Sistemas	3,571	47,050
International Consolidated Airlines Group	38,774a	108,113
Mapfre	35,362	117,579
Red Electrica	4,445	204,616
Repsol	34,284	942,472
Telefonica	177,071	3,089,836

Zardoya Otis	6,097	86,996
		13,510,077
Sweden--2.9%
Alfa Laval	14,802	302,805
Assa Abloy, Cl. B	13,074	354,431
Atlas Copco, Cl. A	29,058	690,028
Atlas Copco, Cl. B	17,066	360,398
Boliden	11,860	202,561
Electrolux, Ser. B	9,714	177,749
Getinge, Cl. B	8,231	223,018
Hennes & Mauritz, Cl. B	44,130	1,443,262
Hexagon, Cl. B	10,203	175,609
Holmen, Cl. B	2,181	63,066
Husqvarna, Cl. B	20,545	108,406
Industrivarden, Cl. C	5,510	78,166
Investor, Cl. B	19,774	399,871
Kinnevik Investment, Cl. B	8,333	174,140
Lundin Petroleum	9,216a	207,344
Modern Times Group, Cl. B	2,012	100,609
Nordea Bank	113,683	950,781
Ratos, Cl. B	9,138	115,208
Sandvik	43,484	641,781
Scania, Cl. B	13,135	226,073
Securitas, Cl. B	13,206	123,829
Skandinaviska Enskilda Banken, Cl. A	58,741	368,954
Skanska, Cl. B	17,719	309,134
SKF, Cl. B	16,298	384,150
SSAB, Cl. A	7,127	74,521
Svenska Cellulosa, Cl. B	24,074	401,622
Svenska Handelsbanken, Cl. A	21,206	635,302
Swedbank, Cl. A	35,083	503,364
Swedish Match	9,323	324,348
Tele2, Cl. B	13,153	250,721
Telefonaktiebolaget LM Ericsson, Cl. B	130,011	1,207,624
TeliaSonera	93,708	622,711
Volvo, Cl. B	60,065	775,798
		12,977,384
Switzerland--8.2%
ABB	94,554a	1,976,216
Actelion	4,468a	171,267
Adecco	5,487a	260,328
Aryzta	3,825a	176,775
Baloise Holding	1,886	144,793
Barry Callebaut	84a	79,104

Cie Financiere Richemont, Cl. A	22,535	1,276,722
Credit Suisse Group	49,272a	1,279,486
GAM Holding	7,567a	96,686
Geberit	1,712a	353,905
Givaudan	364a	340,211
Holcim	10,622a	605,833
Julius Baer Group	9,034a	367,412
Kuehne & Nagel International	2,399	301,832
Lindt & Spruengli	5	171,270
Lindt & Spruengli-PC	38	109,917
Lonza Group	2,290a	123,739
Nestle	142,167	8,154,969
Novartis	100,557	5,445,562
Pargesa Holding-BR	1,256	88,163
Partners Group Holding	624	109,247
Roche Holding	30,273	5,128,897
Schindler Holding	876	102,117
Schindler Holding-PC	2,005	233,074
SGS	238	427,551
Sika-BR	92	190,083
Sonova Holding	2,020a	206,591
Straumann Holding	380	68,430
Sulzer	935	117,129
Swatch Group	1,771	129,994
Swatch Group-BR	1,336	563,398
Swiss Life Holding	1,289a	128,115
Swiss Re	14,928a	810,521
Swisscom	972	384,001
Syngenta	4,084a	1,236,391
Synthes	2,831c	482,711
Transocean	14,971	710,455
UBS	156,982a	2,138,957
Zurich Financial Services	6,285a	1,510,423
		36,202,275
United Kingdom--22.2%
3i Group	40,776	118,784
Admiral Group	7,945	117,980
Aggreko	11,620	384,161
AMEC	13,524	214,270
Anglo American	57,058	2,362,672
Antofagasta	16,404	334,712
ARM Holdings	58,427	561,967
Associated British Foods	15,834	288,100
AstraZeneca	57,939	2,792,764

Aviva	123,912	683,218
Babcock International Group	14,548	167,476
BAE Systems	145,464	706,557
Balfour Beatty	27,029	116,870
Barclays	499,780	1,676,344
BG Group	146,120	3,285,850
BHP Billiton	91,051	3,050,408
BP	816,188	6,064,513
British American Tobacco	85,201	3,921,970
British Land	37,405	288,407
British Sky Broadcasting Group	49,359	537,451
BT Group	335,728	1,078,140
Bunzl	14,415	195,858
Burberry Group	19,136	405,254
Cairn Energy	62,248a	276,815
Capita Group	25,334	245,868
Capital Shopping Centres Group	25,428	129,690
Carnival	8,120	242,182
Centrica	223,417	1,034,426
Cobham	43,692	126,245
Compass Group	82,027	762,422
Diageo	107,976	2,388,902
Essar Energy	13,305a	27,127
Eurasian Natural Resources	10,473	114,119
Experian	43,448	589,303
Fresnillo	7,400	202,724
G4S	62,366	265,234
GKN	67,624	223,674
GlaxoSmithKline	218,660	4,865,322
Glencore International	34,386	223,130
Hammerson	30,961	184,245
HSBC Holdings	768,941	6,427,560
ICAP	23,517	124,694
Imperial Tobacco Group	43,722	1,566,207
Inmarsat	19,204	121,341
Intercontinental Hotels Group	11,852	241,645
International Power	63,624	336,750
Intertek Group	6,532	217,702
Invensys	33,995	108,472
Investec	22,879	135,644
ITV	159,866	188,956
J Sainsbury	50,578	230,187
Johnson Matthey	9,506	307,671
Kazakhmys	9,643	172,868

Kingfisher	102,626	414,106
Land Securities Group	33,926	361,109
Legal & General Group	254,631	463,703
Lloyds Banking Group	1,782,597a	861,354
London Stock Exchange Group	7,101	97,490
Lonmin	6,324	102,990
Man Group	76,168	139,069
Marks & Spencer Group	69,329	357,536
Meggitt	31,538	180,661
National Grid	153,593	1,531,834
Next	7,174	296,497
Old Mutual	239,466	551,721
Pearson	35,240	652,315
Petrofac	10,759	247,035
Prudential	110,019	1,216,183
Randgold Resources	3,968	448,653
Reckitt Benckiser Group	26,726	1,423,835
Reed Elsevier	52,769	437,181
Resolution	63,012	271,561
Rexam	35,740	210,935
Rio Tinto	60,299	3,620,661
Rolls-Royce Holdings	80,889a	938,848
Royal Bank of Scotland Group	736,343a	309,322
Royal Dutch Shell, Cl. A	155,938	5,513,407
Royal Dutch Shell, Cl. B	115,685	4,214,345
RSA Insurance Group	145,380	243,183
SABMiller	41,134	1,563,078
Sage Group	54,663	252,832
Schroders	4,440	101,595
Segro	28,801	99,898
Serco Group	22,385	179,450
Severn Trent	9,796	235,745
Shire	24,314	808,049
Smith & Nephew	39,008	378,575
Smiths Group	16,182	245,147
SSE	40,510	781,829
Standard Chartered	102,593	2,483,512
Standard Life	101,893	350,207
Tate & Lyle	19,087	199,397
Tesco	345,841	1,744,241
Tui Travel	20,087	60,639
Tullow Oil	39,068	856,957
Unilever	55,368	1,787,671
United Utilities Group	30,234	287,220

Vedanta Resources	5,422		102,247
Vodafone Group	2,190,128		5,903,105
Weir Group	9,375		289,229
Whitbread	7,724		200,386
WM Morrison Supermarkets	94,977		428,655
Wolseley	12,365		428,694
WPP	54,586		642,173
Xstrata	89,557		1,518,550
			98,469,466
Total Common Stocks
(cost $448,005,304)			428,122,048

Preferred Stocks--.5%
Germany
Bayerische Motoren Werke	2,460		140,179
Henkel & Co.	7,727		476,925
Porsche Automobil Holding	6,688		410,345
ProSiebenSat.1 Media	3,585		84,192
RWE	1,967		70,141
Volkswagen	6,247		1,106,847
Total Preferred Stocks
(cost $1,642,340)			2,288,629

Rights--.0%
Spain
Banco Santander	354,775	a	59,446
(cost $85,589)
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 5/24/12
(cost $584,923)	585,000	[d]	584,895

Other Investment--1.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,304,376)	7,304,376	[e]	7,304,376
Total Investments (cost $457,622,532)	99.3%		438,359,394
Cash and Receivables (Net)	.7%		3,186,164
Net Assets	100.0%		441,545,558

BR-Bearer Certificate
CDI-Chess Depository Interest
PC-Participation Certificate

REIT-Real Estate Investment Trust
RSP-Risparmio (Savings) Shares
SDR-Swedish Depository Receipts
STRIP-Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2012, the value of this security amounted to $46 or less than .01% of net assets.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these security was valued at $482,711 or .1% of net assets.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized depreciation on investments was $19,263,138 of which $63,899,965 related to appreciated investment securities and $83,163,103 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.0
Industrial	12.4
Consumer Staples	10.6
Consumer Discretionary	10.3
Materials	10.3
Health Care	9.3
Energy	8.7
Telecommunication Services	5.3
Information Technology	4.4
Utilities	4.2
Short-Term/Money Market Investment	1.8
99.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2012($)
Financial Futures Long
ASX SPI 200 Index	8	898,232	March 2012	12,606
Euro STOXX 50	106	3,357,987	March 2012	57,817
FTSE 100 Index	30	2,672,206	March 2012	1,259
TOPIX	23	2,281,902	March 2012	50,265
				121,947

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2012 (Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/21/2012	a	6	1,224,947	1,231,348	1,293,333	61,985
3/21/2012	b	1	25,950	25,489	27,399	1,910
3/21/2012	c	4	2,060,200	2,048,681	2,175,216	126,535
3/21/2012	d	1	2,225,900	2,220,892	2,350,167	129,275
3/21/2012	e	1	305,000	305,386	322,028	16,642

British Pound,
Expiring:
3/21/2012	a	14	1,214,863	1,885,691	1,913,612	27,921
3/21/2012	c	6	5,407,530	8,373,935	8,517,763	143,828
3/21/2012	b	1	35,025	54,260	55,170	910
3/21/2012	e	1	492,900	759,445	776,400	16,955
3/21/2012	d	1	4,312,800	6,749,834	6,793,380	43,546

Euro,
Expiring:
3/21/2012	a	13	1,765,904	2,297,893	2,310,183	12,290
3/21/2012	c	6	7,911,756	10,281,313	10,350,283	68,970
3/21/2012	b	1	248,885	324,329	325,596	1,267
3/21/2012	d	1	6,384,500	8,339,115	8,352,303	13,188
3/21/2012	e	1	789,300	1,020,071	1,032,575	12,504

Japanese Yen,
Expiring:
3/21/2012	a	12	215,323,997	2,780,621	2,826,707	46,086
3/21/2012	c	6	505,836,301	6,523,186	6,640,462	117,276
3/21/2012	d	1	457,920,000	5,883,970	6,011,431	127,461

3/21/2012	e	1	50,400,000	649,233	661,635	12,402

Sales:				Proceeds ($)
Australian Dollar,
Expiring:
3/21/2012	a	3	1,439,200	1,445,329	1,519,547	(74,218)
3/21/2012	c	1	1,550,300	1,546,641	1,636,849	(90,208)
3/21/2012	f	1	1,110,700	1,114,921	1,172,708	(57,787)
3/21/2012	d	2	207,300	209,542	218,873	(9,331)
3/21/2012	e	1	779,444	806,346	822,958	(16,612)

British Pound,
Expiring:
3/21/2012	a	8	2,904,100	4,531,779	4,574,442	(42,663)
3/21/2012	d	2	386,400	602,710	608,645	(5,935)
3/21/2012	c	1	3,057,200	4,793,476	4,815,601	(22,125)
3/21/2012	e	1	1,510,543	2,330,253	2,379,358	(49,105)
3/21/2012	f	1	2,152,200	3,372,928	3,390,075	(17,147)

Euro,
Expiring:
3/21/2012	a	9	4,839,500	6,313,053	6,331,109	(18,056)
3/21/2012	c	1	4,412,000	5,788,808	5,771,847	16,961
3/21/2012	f	1	3,242,900	4,241,064	4,242,412	(1,348)
3/21/2012	d	2	252,200	328,511	329,932	(1,421)
3/21/2012	e	1	2,295,820	2,951,139	3,003,428	(52,289)

Japanese Yen,
Expiring:
3/21/2012	a	9	341,220,000	4,388,432	4,479,430	(90,998)
3/21/2012	d	2	14,645,000	189,262	192,255	(2,993)
3/21/2012	e	1	153,516,529	2,000,418	2,015,317	(14,899)
3/21/2012	b	1	4,530,400	58,296	59,474	(1,178)
3/21/2012	c	1	317,460,000	4,091,612	4,167,516	(75,904)
3/21/2012	f	1	229,440,000	2,943,538	3,012,017	(68,479)

Gross Unrealized Appreciation
Gross Unrealized Depreciation	997,912
(712,696)

Counterparties:
a UBS
b Goldman Sachs
c Citicorp
d Citigroup
e Credit Suisse First Boston
f HSBC

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	430,410,631	-	46	430,410,677
Mutual Funds	7,304,376	-	-	7,304,376
U.S. Treasury	-	584,895	-	584,895
Rights+	59,446			59,446
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	997,912	-	997,912
Futures++	121,947	-	-	121,947
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(712,696)	-	(712,696)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2012 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Consumer Discretionary--10.6%
Abercrombie & Fitch, Cl. A	16,495	757,780
Amazon.com	68,339a	13,287,835
Apollo Group, Cl. A	22,446a	1,176,395
AutoNation	9,298a,b	332,496
AutoZone	5,420a	1,885,510
Bed Bath & Beyond	45,951a	2,789,226
Best Buy	55,173b	1,321,393
Big Lots	12,337a	487,188
BorgWarner	20,402a	1,522,601
Cablevision Systems (NY Group),
Cl. A	41,353	601,686
CarMax	41,088a	1,250,308
Carnival	86,200	2,603,240
CBS, Cl. B	124,086	3,533,969
Chipotle Mexican Grill	5,815a	2,135,791
Coach	54,475	3,815,974
Comcast, Cl. A	511,940	13,612,485
D.R. Horton	49,733	692,283
Darden Restaurants	26,172	1,200,510
DeVry	10,832	409,016
DIRECTV, Cl. A	132,607a	5,968,641
Discovery Communications, Cl. A	49,671a	2,129,892
Dollar Tree	22,133a	1,877,100
Expedia	18,396b	595,479
Family Dollar Stores	22,371	1,248,302
Ford Motor	708,136	8,795,049
GameStop, Cl. A	26,125a,b	610,280
Gannett	47,152	668,144
Gap	64,924	1,232,258
Genuine Parts	29,264	1,866,458

Goodyear Tire & Rubber	44,213a	574,769
H&R Block	54,994b	899,702
Harley-Davidson	43,284	1,912,720
Harman International Industries	13,737	579,701
Hasbro	22,657	790,956
Home Depot	289,629	12,856,631
International Game Technology	57,809	920,897
Interpublic Group of Cos.	87,790	906,871
J.C. Penney	26,952	1,119,856
Johnson Controls	126,085	4,005,720
Kohl's	47,666	2,192,159
Leggett & Platt	25,650	550,449
Lennar, Cl. A	31,686b	680,932
Limited Brands	47,500	1,988,350
Lowe's	235,441	6,316,882
Macy's	80,900	2,725,521
Marriott International, Cl. A	50,398b	1,736,211
Mattel	64,077	1,986,387
McDonald's	192,836	19,100,406
McGraw-Hill	55,139	2,536,394
Netflix	9,765a,b	1,173,753
Newell Rubbermaid	56,806	1,049,207
News, Cl. A	412,118	7,760,182
NIKE, Cl. B	69,695	7,247,583
Nordstrom	31,866	1,573,543
O'Reilly Automotive	24,123a	1,966,266
Omnicom Group	52,245	2,382,894
Priceline.com	9,238a	4,891,336
Pulte Group	69,113a,b	514,892
Ralph Lauren	12,245	1,861,240
Ross Stores	43,088	2,189,732
Scripps Networks Interactive, Cl.
A	16,954	735,125
Sears Holdings	7,210a,b	303,901
Staples	131,734	1,927,268
Starbucks	139,578	6,689,974
Starwood Hotels & Resorts

Worldwide	37,012c	2,007,531
Target	126,087	6,406,480
Tiffany & Co.	23,716	1,513,081
Time Warner	188,101	6,971,023
Time Warner Cable	60,754	4,478,785
TJX	71,808	4,892,997
TripAdvisor	18,396a,b	605,412
Urban Outfitters	22,593a	598,714
VF	16,455	2,163,668
Viacom, Cl. B	103,775	4,881,576
Walt Disney	337,590	13,132,251
Washington Post, Cl. B	962b	364,319
Whirlpool	13,716	745,053
Wyndham Worldwide	28,697	1,140,993
Wynn Resorts	14,915	1,718,655
Yum! Brands	86,641	5,486,975
		242,163,212
Consumer Staples--10.6%
Altria Group	386,717	10,982,763
Archer-Daniels-Midland	127,691	3,655,793
Avon Products	78,880	1,401,698
Beam	28,378	1,484,453
Brown-Forman, Cl. B	19,258	1,563,942
Campbell Soup	34,809	1,103,445
Clorox	24,828	1,704,690
Coca-Cola	426,698	28,814,916
Coca-Cola Enterprises	59,902	1,604,775
Colgate-Palmolive	91,194	8,273,120
ConAgra Foods	75,422	2,011,505
Constellation Brands, Cl. A	32,043a	669,699
Costco Wholesale	81,416	6,698,094
CVS Caremark	244,614	10,212,635
Dean Foods	35,237a	379,150
Dr. Pepper Snapple Group	40,752	1,581,993
Estee Lauder, Cl. A	42,680	2,472,452
General Mills	120,654	4,805,649
H.J. Heinz	60,504	3,137,132

Hershey	28,099	1,716,287
Hormel Foods	25,898	745,344
J.M. Smucker	21,403	1,686,128
Kellogg	46,649	2,310,058
Kimberly-Clark	73,124	5,232,753
Kraft Foods, Cl. A	331,868	12,710,544
Kroger	113,903	2,706,335
Lorillard	25,864	2,777,535
McCormick & Co.	24,463	1,236,360
Mead Johnson Nutrition	37,862	2,805,196
Molson Coors Brewing, Cl. B	30,185	1,294,635
PepsiCo	293,723	19,288,789
Philip Morris International	326,331	24,399,769
Procter & Gamble	516,831	32,581,026
Reynolds American	62,235	2,441,479
Safeway	65,866b	1,447,735
Sara Lee	107,429	2,057,265
SUPERVALU	43,650b	301,622
Sysco	109,078	3,284,339
Tyson Foods, Cl. A	54,240	1,011,034
Wal-Mart Stores	328,666	20,166,946
Walgreen	167,101	5,574,489
Whole Foods Market	29,396	2,176,186
		242,509,758
Energy--11.7%
Alpha Natural Resources	41,534a	835,664
Anadarko Petroleum	93,537	7,550,307
Apache	71,483	7,068,239
Baker Hughes	80,439	3,951,968
Cabot Oil & Gas	39,358	1,255,520
Cameron International	45,086a	2,398,575
Chesapeake Energy	123,065	2,600,363
Chevron	373,869	38,538,417
ConocoPhillips	249,503	17,018,600
Consol Energy	41,820	1,494,647
Denbury Resources	73,596a	1,388,021
Devon Energy	75,907	4,843,626

Diamond Offshore Drilling	12,805b	797,752
El Paso	142,467	3,828,088
EOG Resources	50,380	5,347,333
EQT	28,442	1,436,890
Exxon Mobil	900,540	75,411,220
FMC Technologies	45,180a	2,309,150
Halliburton	170,554	6,272,976
Helmerich & Payne	19,544	1,206,060
Hess	56,134	3,160,344
Marathon Oil	132,278	4,152,206
Marathon Petroleum	65,887	2,518,201
Murphy Oil	35,502	2,115,919
Nabors Industries	55,661a	1,036,408
National Oilwell Varco	79,611	5,889,622
Newfield Exploration	24,101a	911,259
Noble	46,193a	1,609,364
Noble Energy	32,540	3,275,802
Occidental Petroleum	152,489	15,213,828
Peabody Energy	50,114	1,708,386
Pioneer Natural Resources	22,980	2,281,914
QEP Resources	33,392	956,347
Range Resources	29,521	1,698,048
Rowan	23,025a	783,080
Schlumberger	252,210	18,958,626
Southwestern Energy	64,064a	1,994,953
Spectra Energy	120,609	3,797,977
Sunoco	20,077	770,154
Tesoro	28,232a	706,647
Valero Energy	105,061	2,520,413
Williams	109,028	3,142,187
WPX Energy	36,342	598,916
		265,354,017
Financial--13.8%
ACE	62,700	4,363,920
Aflac	88,112	4,249,642
Allstate	96,876	2,794,873
American Express	189,887	9,520,934

American International Group	80,530a	2,022,108
American Tower, Cl. A	73,731c	4,682,656
Ameriprise Financial	44,136	2,363,483
Aon	62,145	3,009,682
Apartment Investment & Management,
Cl. A	23,034c	565,715
Assurant	18,778	743,609
AvalonBay Communities	17,525c	2,383,575
Bank of America	1,903,927	13,575,000
Bank of New York Mellon	229,910	4,628,088
BB&T	129,079	3,509,658
Berkshire Hathaway, Cl. B	330,253a	25,881,928
BlackRock	18,815	3,424,330
Boston Properties	27,287c	2,839,212
Capital One Financial	84,841b	3,881,476
CBRE Group	60,550a	1,168,615
Charles Schwab	200,856	2,339,972
Chubb	52,251b	3,522,240
Cincinnati Financial	29,198b	954,191
Citigroup	549,188	16,871,055
CME Group	12,625	3,023,814
Comerica	37,451	1,036,269
Discover Financial Services	101,018	2,745,669
E*TRADE Financial	43,390a	355,364
Equity Residential	54,687c	3,256,611
Federated Investors, Cl. B	17,681b	301,991
Fifth Third Bancorp	168,450	2,191,535
First Horizon National	51,924	453,297
Franklin Resources	27,133	2,878,811
Genworth Financial, Cl. A	96,734a	745,819
Goldman Sachs Group	92,507	10,311,755
Hartford Financial Services Group	84,979	1,488,832
HCP	75,250b,c	3,162,758
Health Care REIT	35,630c	2,038,392
Host Hotels & Resorts	129,505c	2,126,472
Hudson City Bancorp	104,657	704,342
Huntington Bancshares	155,425	887,477

IntercontinentalExchange	13,758a	1,575,016
Invesco	84,562	1,908,564
JPMorgan Chase & Co.	713,979	26,631,417
KeyCorp	182,211	1,415,779
Kimco Realty	75,482c	1,377,547
Legg Mason	23,405	596,125
Leucadia National	35,953	998,055
Lincoln National	60,170	1,296,062
Loews	57,724	2,153,682
M&T Bank	23,721	1,891,513
Marsh & McLennan	101,647	3,211,029
MetLife	196,949	6,958,208
Moody's	37,404	1,392,551
Morgan Stanley	274,956	5,127,929
NASDAQ OMX Group	23,857a	591,176
Northern Trust	44,305	1,824,037
NYSE Euronext	48,051	1,276,235
People's United Financial	67,847	836,554
Plum Creek Timber	30,597b,c	1,186,552
PNC Financial Services Group	97,920	5,769,446
Principal Financial Group	59,113	1,614,376
Progressive	115,907	2,350,594
ProLogis	85,526c	2,712,029
Prudential Financial	88,701	5,077,245
Public Storage	26,095c	3,623,552
Regions Financial	238,668	1,245,847
Simon Property Group	54,651c	7,424,885
SLM	98,784	1,476,821
State Street	93,078	3,646,796
SunTrust Banks	98,577	2,027,729
T. Rowe Price Group	47,477	2,746,070
Torchmark	18,984	866,999
Travelers	77,865	4,539,530
U.S. Bancorp	359,385	10,141,845
Unum Group	54,968	1,254,919
Ventas	53,295c	3,107,631
Vornado Realty Trust	34,339c	2,777,338

Wells Fargo & Co.	990,623	28,936,098
Weyerhaeuser	99,288c	1,987,746
XL Group	59,099	1,197,937
Zions Bancorporation	34,219	576,248
		314,354,882
Health Care--11.5%
Abbott Laboratories	292,630	15,845,915
Aetna	68,083	2,975,227
Agilent Technologies	64,394	2,734,813
Allergan	56,697	4,984,233
AmerisourceBergen	50,404	1,964,244
Amgen	148,153	10,061,070
Baxter International	106,264	5,895,527
Becton Dickinson & Co.	40,397	3,167,529
Biogen Idec	45,628a	5,381,823
Boston Scientific	290,141a	1,729,240
Bristol-Myers Squibb	318,323	10,262,734
C.R. Bard	16,160	1,495,123
Cardinal Health	64,995	2,796,735
CareFusion	40,779a	976,657
Celgene	83,422a	6,064,779
Cerner	26,906a	1,638,306
Cigna	53,589	2,402,395
Coventry Health Care	27,693a	832,729
Covidien	92,296	4,753,244
DaVita	17,435a	1,426,357
DENTSPLY International	25,457	960,747
Edwards Lifesciences	21,853a	1,806,588
Eli Lilly & Co.	189,883	7,545,950
Express Scripts	90,786a	4,644,612
Forest Laboratories	52,577a	1,670,897
Gilead Sciences	141,141a	6,893,326
Hospira	30,649a	1,056,165
Humana	30,727	2,735,318
Intuitive Surgical	7,281a	3,348,605
Johnson & Johnson	513,009	33,812,423
Laboratory Corp. of America

Holdings	18,355a	1,677,463
Life Technologies	32,635a	1,580,513
McKesson	46,614	3,809,296
Medco Health Solutions	72,011a	4,466,122
Medtronic	198,308	7,648,740
Merck & Co.	573,707	21,950,030
Mylan	79,633a	1,652,385
Patterson	18,921	609,445
PerkinElmer	20,836	499,647
Perrigo	17,328	1,656,557
Pfizer	1,444,222	30,906,351
Quest Diagnostics	29,231	1,697,736
St. Jude Medical	61,001	2,544,352
Stryker	61,913	3,431,838
Tenet Healthcare	96,026a	507,977
Thermo Fisher Scientific	71,248a	3,769,019
UnitedHealth Group	200,285	10,372,760
Varian Medical Systems	22,009a	1,449,733
Waters	16,830a	1,456,973
Watson Pharmaceuticals	23,543a	1,380,326
WellPoint	65,380	4,205,242
Zimmer Holdings	33,680	2,046,060
		261,181,876
Industrial--10.7%
3M	131,673	11,417,366
Avery Dennison	20,049	544,330
Boeing	139,607	10,356,047
C.H. Robinson Worldwide	30,115	2,073,117
Caterpillar	121,464	13,254,152
Cintas	19,865b	735,998
Cooper Industries	30,812	1,821,605
CSX	197,316	4,449,476
Cummins	36,248	3,769,792
Danaher	106,128	5,572,781
Deere & Co.	77,274	6,657,155
Dover	34,246	2,171,539
Dun & Bradstreet	9,704	803,588

Eaton	64,460	3,160,474
Emerson Electric	138,239	7,102,720
Equifax	23,011	896,739
Expeditors International of
Washington	38,934	1,738,403
Fastenal	56,044b	2,616,134
FedEx	59,581	5,451,066
Flowserve	10,535	1,160,641
Fluor	32,591	1,832,918
General Dynamics	67,568	4,673,003
General Electric	1,983,283	37,107,225
Goodrich	22,945	2,862,389
Honeywell International	145,944	8,470,590
Illinois Tool Works	90,797	4,814,965
Ingersoll-Rand	58,700	2,050,978
Iron Mountain	34,900b	1,075,618
Jacobs Engineering Group	22,898a	1,024,914
Joy Global	19,319	1,752,040
L-3 Communications Holdings	18,775	1,328,144
Lockheed Martin	49,861	4,104,558
Masco	67,340	812,794
Norfolk Southern	63,160	4,560,152
Northrop Grumman	49,110	2,850,836
PACCAR	68,767	3,039,501
Pall	21,038	1,255,548
Parker Hannifin	28,990	2,338,913
Pitney Bowes	38,338b	727,272
Precision Castparts	26,612	4,355,852
Quanta Services	41,825a	903,420
R.R. Donnelley & Sons	33,947b	385,638
Raytheon	66,069	3,170,651
Republic Services	59,676	1,747,313
Robert Half International	28,668b	793,817
Rockwell Automation	26,813	2,087,928
Rockwell Collins	28,160	1,630,182
Roper Industries	18,035	1,684,289
Ryder System	10,007	563,194

Snap-on	10,335	584,031
Southwest Airlines	148,197	1,419,727
Stanley Black & Decker	31,850	2,235,233
Stericycle	16,206a	1,361,628
Textron	53,879b	1,372,837
Tyco International	87,800	4,473,410
Union Pacific	91,514	10,460,965
United Parcel Service, Cl. B	181,304	13,715,648
United Technologies	169,993	13,318,952
W.W. Grainger	11,337	2,162,419
Waste Management	88,430b	3,073,827
Xylem	34,566	895,605
		244,832,047
Information Technology--19.2%
Accenture, Cl. A	121,011	6,938,771
Adobe Systems	94,721a	2,931,615
Advanced Micro Devices	112,725a	756,385
Akamai Technologies	36,132a	1,165,257
Altera	59,246	2,357,398
Amphenol, Cl. A	32,431b	1,765,219
Analog Devices	56,474	2,209,828
Apple	174,584a	79,694,104
Applied Materials	243,019	2,984,273
Autodesk	42,031a	1,513,116
Automatic Data Processing	91,430	5,008,535
BMC Software	32,965a	1,194,652
Broadcom, Cl. A	88,490a	3,038,747
CA	69,416	1,789,544
Cisco Systems	1,010,094	19,828,145
Citrix Systems	34,720a	2,264,091
Cognizant Technology Solutions,
Cl. A	56,974a	4,087,884
Computer Sciences	30,037	775,856
Corning	291,942	3,757,294
Dell	289,852a	4,994,150
eBay	215,811a	6,819,628
Electronic Arts	60,722a	1,127,608

EMC	383,833a	9,887,538
F5 Networks	15,140a	1,812,864
Fidelity National Information
Services	46,368	1,324,270
First Solar	10,931a,b	462,163
Fiserv	26,412a	1,661,051
FLIR Systems	30,334	781,101
Google, Cl. A	47,456a	27,529,700
Harris	21,745	891,545
Hewlett-Packard	373,418	10,448,236
Intel	956,838	25,279,660
International Business Machines	221,435	42,648,381
Intuit	56,644	3,196,987
Jabil Circuit	33,159	751,383
JDS Uniphase	41,458a	526,102
Juniper Networks	100,174a	2,096,642
KLA-Tencor	30,535	1,561,255
Lexmark International, Cl. A	15,831	552,502
Linear Technology	41,479	1,382,080
LSI	102,945a	779,294
MasterCard, Cl. A	19,872	7,065,887
Microchip Technology	34,659b	1,279,264
Micron Technology	186,891a	1,418,503
Microsoft	1,406,348	41,529,456
Molex	26,589b	703,013
Motorola Mobility Holdings	48,916a	1,889,625
Motorola Solutions	53,844	2,498,900
NetApp	69,240a	2,613,118
Novellus Systems	12,123a	571,599
NVIDIA	113,376a	1,674,563
Oracle	737,307	20,792,057
Paychex	60,044	1,891,386
QUALCOMM	315,759	18,572,944
Red Hat	36,121a	1,674,931
SAIC	51,556a,b	663,010
Salesforce.com	25,234a	2,947,331
SanDisk	44,499a	2,041,614

Symantec	139,127a	2,391,593
TE Connectivity	80,800	2,755,280
Teradata	31,067a	1,663,948
Teradyne	35,817a	585,608
Texas Instruments	216,317	7,004,344
Total System Services	28,801	617,493
VeriSign	30,643	1,135,630
Visa, Cl. A	95,358b	9,596,829
Western Digital	42,349a	1,539,386
Western Union	119,419	2,280,903
Xerox	264,383	2,048,968
Xilinx	49,578	1,777,371
Yahoo!	235,895a	3,649,296
		437,448,704
Materials--3.7%
Air Products & Chemicals	39,124	3,444,086
Airgas	13,316	1,051,032
Alcoa	196,879	2,000,291
Allegheny Technologies	19,272	874,756
Ball	32,313	1,268,608
Bemis	20,227	632,701
CF Industries Holdings	12,293	2,180,532
Cliffs Natural Resources	26,739	1,931,893
Dow Chemical	221,987	7,438,784
E.I. du Pont de Nemours & Co.	173,215	8,814,911
Eastman Chemical	27,144	1,365,886
Ecolab	55,990	3,384,036
FMC	13,733	1,272,774
Freeport-McMoRan Copper & Gold	176,656	8,163,274
International Flavors & Fragrances	14,516	810,138
International Paper	81,909	2,550,646
MeadWestvaco	31,718	933,778
Monsanto	99,918	8,198,272
Mosaic	55,556	3,109,469
Newmont Mining	92,942	5,714,074
Nucor	58,394	2,597,949
Owens-Illinois	30,834a	741,558

PPG Industries	29,931	2,681,219
Praxair	56,636	6,014,743
Sealed Air	31,135	620,521
Sherwin-Williams	16,895	1,647,769
Sigma-Aldrich	23,179	1,577,099
Titanium Metals	16,214	249,371
United States Steel	26,732b	807,039
Vulcan Materials	24,226	1,062,552
		83,139,761
Telecommunication Services--2.7%
AT&T	1,113,201	32,739,241
CenturyLink	115,995	4,295,295
Frontier Communications	188,929b	808,616
MetroPCS Communications	50,586a	447,180
Sprint Nextel	549,351a	1,164,624
Verizon Communications	531,820	20,028,341
Windstream	109,344	1,319,782
		60,803,079
Utilities--3.5%
AES	119,918a	1,530,154
AGL Resources	21,769	903,631
Ameren	45,434	1,437,532
American Electric Power	88,974	3,519,811
CenterPoint Energy	78,299	1,446,183
CMS Energy	46,048	1,005,228
Consolidated Edison	54,609	3,219,747
Constellation Energy Group	37,862	1,379,313
Dominion Resources	106,640	5,336,266
DTE Energy	31,000	1,649,510
Duke Energy	247,705	5,278,594
Edison International	60,254	2,472,824
Entergy	33,306	2,310,770
Exelon	124,536	4,954,042
FirstEnergy	77,245	3,261,284
Integrys Energy Group	13,826	717,708
NextEra Energy	78,051	4,671,352
NiSource	52,641	1,196,530

Northeast Utilities	32,334	1,123,607
NRG Energy	43,834a	739,918
ONEOK	19,579	1,628,190
Pepco Holdings	43,304	851,357
PG&E	76,226	3,099,349
Pinnacle West Capital	20,492	968,452
PPL	108,060	3,002,987
Progress Energy	54,569	2,964,734
Public Service Enterprise Group	93,884	2,848,441
SCANA	22,111b	991,236
Sempra Energy	44,302	2,520,784
Southern	161,905	7,376,392
TECO Energy	38,203b	689,564
Wisconsin Energy	44,308	1,506,472
Xcel Energy	89,049	2,368,703
		78,970,665
Total Common Stocks
(cost $1,353,534,696)		2,230,758,001

	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.01%, 3/22/12
(cost $2,949,938)	2,950,000	[d]	2,949,817

Other Investment--1.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $40,253,855)	40,253,855	[e]	40,253,855
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,592,931)	15,592,931	[e]	15,592,931

Total Investments (cost $1,412,331,420)	100.6%		2,289,554,604

Liabilities, Less Cash and Receivables	(.6%)	(13,034,199)
Net Assets	100.0%	2,276,520,405

REIT- Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2012, the value of the fund's securities on loan was $15,218,450 and the value of the collateral held by the fund was $15,592,931.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $877,223,184 of which $1,037,522,411 related to appreciated investment securities and $160,299,227 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.2
Financial	13.8
Energy	11.7
Health Care	11.5
Industrial	10.7
Consumer Discretionary	10.6
Consumer Staples	10.6
Materials	3.7
Utilities	3.5
Telecommunication Services	2.7
Short-Term/Money Market Investments	2.6
100.6
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2012($)
Financial Futures Long
Standard & Poor's 500 E-mini	705	46,114,050	March 2012	1,130,253

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,230,758,001	-	-	2,230,758,001
Mutual Funds	55,846,786	-	-	55,846,786
U.S. Treasury	-	2,949,817	-	2,949,817
Other Financial Instruments:
Futures++	1,130,253	-	-	1,130,253
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2012 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Consumer Discretionary--14.8%
American Public Education	40,666a,b	1,634,773
Arbitron	67,910	2,425,066
Arctic Cat	27,687b	826,180
Big 5 Sporting Goods	46,114	366,145
Biglari Holdings	2,550b	1,009,647
BJ's Restaurants	49,939b	2,498,448
Blue Nile	30,806a,b	1,243,022
Blyth	12,616	794,177
Boyd Gaming	125,588a,b	1,101,407
Brown Shoe	75,910a	717,349
Brunswick	201,219	4,294,013
Buckle	56,158a	2,450,174
Buffalo Wild Wings	37,976b	2,527,683
Cabela's	85,697b	2,234,978
Callaway Golf	81,253	544,395
Capella Education	35,013b	1,482,100
Career Education	98,594b	996,785
Cato, Cl. A	66,416	1,780,613
CEC Entertainment	52,103	1,832,463
Children's Place Retail Stores	54,756b	2,731,777
Christopher & Banks	79,127	163,793
Coinstar	74,782a,b	3,718,909
Corinthian Colleges	93,585b	281,691
Cracker Barrel Old Country Store	54,642	2,867,066
Crocs	208,072b	3,957,529
Digital Generation	57,114b	793,885
DineEquity	28,096b	1,335,122
Drew Industries	34,192b	887,966
E.W. Scripps, Cl. A	84,039b	711,810
Ethan Allen Interiors	68,311a	1,612,140

Finish Line, Cl. A	120,896	2,556,950
Fred's, Cl. A	88,254	1,301,747
Genesco	51,113b	3,121,471
Group 1 Automotive	52,225a	2,785,682
Harte-Hanks	80,494	776,767
Haverty Furniture	28,942	361,196
Helen of Troy	65,695b	2,113,408
Hibbett Sports	64,391a,b	3,086,261
Hillenbrand	131,662	3,087,474
Hot Topic	81,750	598,410
Iconix Brand Group	168,626b	3,104,405
Interval Leisure Group	77,377b	1,052,327
iRobot	47,904b	1,582,748
Jack in the Box	107,854b	2,286,505
JAKKS Pacific	75,931	1,160,226
JOS. A. Bank Clothiers	59,718a,b	2,851,535
K-Swiss, Cl. A	38,118b	128,839
Kirkland's	31,269b	468,097
La-Z-Boy	118,817b	1,566,008
Lincoln Educational Services	51,385	448,591
Lithia Motors, Cl. A	46,988	1,043,603
Live Nation	313,560b	3,223,397
Liz Claiborne	208,799a,b	1,941,831
Lumber Liquidators Holdings	57,366a,b	1,225,338
M/I Homes	43,006b	488,118
Maidenform Brands	49,158b	983,160
Marcus	46,739	566,009
MarineMax	45,416b	373,320
Marriott Vacations Worldwide	45,696b	948,192
Men's Wearhouse	114,228	3,939,724
Meritage Homes	51,578b	1,248,188
Midas	23,051b	195,934
Monarch Casino & Resort	17,578b	187,206
Monro Muffler Brake	71,894	3,015,234
Movado Group	39,189	721,469
Multimedia Games Holding Company	80,390b	606,945
NutriSystem	66,894a	796,039

OfficeMax	152,121b	841,229
Oxford Industries	31,942	1,626,806
P.F. Chang's China Bistro	57,016	1,856,441
Papa John's International	50,051b	1,938,976
Peet's Coffee & Tea	22,859b	1,390,284
PEP Boys-Manny Moe & Jack	116,891	1,753,365
Perry Ellis International	24,744b	384,522
PetMed Express	49,956a	622,951
Pinnacle Entertainment	152,468b	1,478,940
Pool	111,197	3,784,034
Quiksilver	249,816b	1,114,179
Red Robin Gourmet Burgers	36,509b	1,121,191
Ruby Tuesday	146,894b	1,103,174
Rue21	34,618a,b	838,102
Ruth's Hospitality Group	69,909b	432,737
Ryland Group	75,107	1,366,947
Select Comfort	123,029b	3,085,567
Shuffle Master	143,363b	1,835,046
Skechers USA, Cl. A	51,647b	628,028
Sonic	148,014b	1,013,896
Sonic Automotive, Cl. A	69,016a	1,075,959
Spartan Motors	84,289	511,634
Stage Stores	76,602	1,178,139
Standard Motor Products	55,689	1,152,205
Standard Pacific	132,675a,b	482,937
Stein Mart	53,935b	391,029
Steven Madden	83,105b	3,418,940
Sturm Ruger & Co.	45,673	1,810,934
Superior Industries International	64,277	1,167,913
Texas Roadhouse	130,479	1,978,062
True Religion Apparel	62,993b	2,282,866
Tuesday Morning	100,089b	340,303
Universal Electronics	30,673b	567,451
Universal Technical Institute	60,959b	850,378
Vitamin Shoppe	64,051b	2,737,540
VOXX International	48,992b	623,178
Winnebago Industries	43,391a,b	396,594

Wolverine World Wide	98,271	3,841,413
Zale	60,203b	171,579
Zumiez	49,385a,b	1,410,436
		160,369,365
Consumer Staples--4.1%
Alliance One International	136,413b	396,962
Andersons	43,476	1,762,952
B&G Foods	92,645	2,099,336
Boston Beer, Cl. A	21,713a,b	2,172,386
Cal-Maine Foods	29,253a	1,110,444
Calavo Growers	25,423a	691,506
Casey's General Stores	87,661	4,465,451
Central Garden & Pet, Cl. A	135,783b	1,284,507
Darling International	265,768b	4,060,935
Diamond Foods	49,578a	1,801,665
Hain Celestial Group	98,768b	3,811,457
Inter Parfums	35,136	586,771
J&J Snack Foods	32,700	1,668,681
Medifast	48,149a,b	793,496
Nash Finch	28,940	845,337
Prestige Brands Holdings	91,899b	1,179,983
Sanderson Farms	33,972a	1,730,534
Seneca Foods, Cl. A	20,597b	595,871
Snyders-Lance	91,597	2,105,815
Spartan Stores	55,528	1,040,595
TreeHouse Foods	75,858b	4,289,011
United Natural Foods	102,555b	4,517,548
WD-40	35,334	1,545,509
		44,556,752
Energy--4.1%
Approach Resources	56,295a,b	1,977,643
Basic Energy Services	57,537b	1,036,241
Bristow Group	85,909	4,214,696
Contango Oil & Gas	29,079b	1,811,040
Exterran Holdings	133,852b	1,242,147
GeoResources	43,261b	1,324,219
Gulf Island Fabrication	30,108	913,778

Gulfport Energy	97,990b	3,220,931
Hornbeck Offshore Services	75,889b	2,480,811
ION Geophysical	304,714b	2,264,025
Lufkin Industries	64,250	4,832,885
Matrix Service	65,606b	763,654
Overseas Shipholding Group	50,866a	646,507
OYO Geospace	10,243b	901,486
Penn Virginia	89,945	416,445
Petroleum Development	44,330b	1,379,993
PetroQuest Energy	125,140a,b	803,399
Pioneer Drilling	137,408b	1,225,679
SEACOR Holdings	50,932b	4,661,806
Stone Energy	115,006b	3,225,918
Swift Energy	102,030b	3,382,295
Tetra Technologies	178,813b	1,670,113
		44,395,711
Financial--19.3%
Acadia Realty Trust	85,891c	1,805,429
AMERISAFE	38,602b	948,837
Bank Mutual	52,675	211,227
Bank of the Ozarks	51,413a	1,439,050
BBCN Bancorp	178,518b	1,806,602
BioMed Realty Trust	351,539c	6,528,079
Boston Private Financial Holdings	194,179	1,600,035
Brookline Bancorp	167,538	1,553,077
Calamos Asset Management, Cl. A	45,930	573,666
Cash America International	65,784	2,885,286
Cedar Realty Trust	117,318c	585,417
City Holding	34,277a	1,218,205
Colonial Properties Trust	204,050c	4,362,589
Columbia Banking System	92,895	1,950,795
Community Bank System	73,402	2,008,279
Cousins Properties	194,655c	1,434,607
Delphi Financial Group, Cl. A	125,519	5,586,851
DiamondRock Hospitality	355,171c	3,743,502
Dime Community Bancshares	39,459	543,745
EastGroup Properties	55,245c	2,624,137

eHealth	60,882b	985,071
Employers Holdings	56,762	1,019,446
Entertainment Properties Trust	107,007c	4,758,601
Extra Space Storage	207,076c	5,450,240
EZCORP, Cl. A	104,072b	2,791,211
F.N.B.	300,057	3,516,668
Financial Engines	71,050a,b	1,701,648
First BanCorp	31,147a,b	115,244
First Cash Financial Services	62,513b	2,516,148
First Commonwealth Financial	222,980	1,235,309
First Financial Bancorp	109,114	1,896,401
First Financial Bankshares	67,081a	2,286,120
First Midwest Bancorp	173,057	1,882,860
Forestar Group	67,702b	1,077,816
Franklin Street Properties	162,986c	1,660,827
Getty Realty	60,721a,c	1,017,684
Glacier Bancorp	140,604a	1,964,238
Hanmi Financial	49,641b	409,042
Healthcare Realty Trust	155,341c	3,273,035
Home Bancshares	48,869	1,273,526
Horace Mann Educators	89,418	1,398,498
Independent Bank/MA	47,127	1,307,303
Infinity Property & Casualty	27,991	1,631,315
Inland Real Estate	206,175c	1,762,796
Interactive Brokers Group, Cl. A	100,700	1,522,584
Investment Technology Group	113,532b	1,287,453
Kilroy Realty	120,773c	5,027,780
Kite Realty Group Trust	162,092c	810,460
LaSalle Hotel Properties	192,717c	5,212,995
Lexington Realty Trust	330,627a,c	2,843,392
LTC Properties	67,251c	2,148,669
Meadowbrook Insurance Group	102,861	1,025,524
Medical Properties Trust	254,965c	2,733,225
Mid-America Apartment Communities	80,577c	5,150,482
National Financial Partners	108,774b	1,675,120
National Penn Bancshares	297,262	2,583,207
Navigators Group	27,164b	1,297,896

NBT Bankcorp	74,121	1,667,723
Northwest Bancshares	215,455	2,654,406
Old National Bancorp	218,687	2,573,946
Oritani Financial	125,918	1,633,156
PacWest Bancorp	64,287	1,367,384
Parkway Properties	55,873c	540,292
Pennsylvania Real Estate
Investment Trust	139,213c	1,709,536
Pinnacle Financial Partners	71,304b	1,200,759
Piper Jaffray	29,132b	648,187
Post Properties	112,139c	5,011,492
Presidential Life	45,610	508,552
PrivateBancorp	158,598	2,242,576
ProAssurance	69,491	5,672,550
Prospect Capital	205,879a	2,124,671
Provident Financial Services	97,692	1,352,057
PS Business Parks	47,423c	2,946,865
RLI	40,295	2,873,839
S&T Bancorp	49,864a	1,082,547
Safety Insurance Group	28,970	1,214,133
Saul Centers	17,847c	636,067
Selective Insurance Group	120,416	2,165,080
Simmons First National, Cl. A	35,400	975,270
Sovran Self Storage	66,736c	3,104,559
Sterling Bancorp	92,716	885,438
Stewart Information Services	58,941a	804,545
Stifel Financial	109,279b	3,940,601
Susquehanna Bancshares	383,212	3,502,558
SWS Group	66,150	486,203
Tanger Factory Outlet Centers	182,770c	5,391,715
Texas Capital Bancshares	91,197b	2,892,769
Tompkins Financial	20,054a	810,984
Tower Group	83,113	1,794,410
Trustco Bank	231,684	1,295,114
UMB Financial	70,312	2,712,637
Umpqua Holdings	275,317	3,350,608
United Bankshares	100,537a	2,805,988

United Community Banks	51,750a,b	392,783
United Fire & Casualty	44,689	877,245
Universal Health Realty Income
Trust	27,265c	1,090,327
Urstadt Biddle Properties, Cl. A	59,422c	1,162,294
Virtus Investment Properties	13,823b	1,097,132
Wilshire Bancorp	132,733b	464,566
Wintrust Financial	68,194	2,090,146
World Acceptance	36,834b	2,347,062
		209,760,021
Health Care--10.3%
Abaxis	43,744b	1,184,588
Affymetrix	200,681b	965,276
Air Methods	22,525b	1,898,857
Align Technology	154,619b	3,642,824
Almost Family	20,005b	376,894
Amedisys	46,752b	490,896
AMN Healthcare Services	54,350b	276,641
AmSurg	81,641b	2,102,256
Analogic	26,377	1,496,367
ArQule	94,202b	744,196
Bio-Reference Labs	50,224b	971,834
Cambrex	76,858b	604,104
Cantel Medical	33,730	1,064,856
Centene	110,750b	5,005,900
Chemed	49,486	2,778,144
Computer Programs & Systems	18,947	1,084,716
CONMED	53,206b	1,564,256
CorVel	18,192b	885,587
Cross Country Healthcare	71,128b	438,860
CryoLife	111,987b	598,011
Cubist Pharmaceuticals	128,154b	5,231,246
Cyberonics	61,365b	1,994,362
Emergent BioSolutions	53,750b	912,138
Ensign Group	20,145	534,044
Enzo Biochem	76,337b	194,659
eResearch Technology	130,080b	720,643

Gentiva Health Services	45,610b	331,129
Greatbatch	68,235b	1,598,064
Haemonetics	60,437b	3,925,988
Hanger Orthopedic Group	65,133b	1,275,955
Healthways	83,876b	634,103
Hi-Tech Pharmacal	17,387b	677,745
ICU Medical	24,931b	1,158,544
Integra LifeSciences Holdings	51,539b	1,521,431
Invacare	90,119	1,539,233
IPC The Hospitalist	28,880b	972,967
Kensey Nash	30,524	708,462
Kindred Healthcare	85,173b	1,045,073
Landauer	16,638	945,371
LHC Group	35,571b	527,162
Magellan Health Services	65,959b	3,220,118
Medicines	125,093b	2,516,871
Meridian Bioscience	77,987a	1,360,093
Merit Medical Systems	72,742b	1,026,390
Molina Healthcare	67,946b	2,079,827
Momenta Pharmaceuticals	97,080b	1,523,185
MWI Veterinary Supply	24,132b	1,894,603
Natus Medical	61,408b	694,524
Neogen	44,575b	1,451,808
NuVasive	79,440b	1,231,320
Omnicell	75,893b	1,174,824
Palomar Medical Technologies	27,654b	250,269
Par Pharmaceutical Cos.	82,296b	2,971,709
PAREXEL International	125,690b	3,029,129
PharMerica	69,441b	871,485
PSS World Medical	129,670a,b	3,147,091
Quality Systems	82,942	3,364,128
Questcor Pharmaceuticals	137,600b	4,875,168
Salix Pharmaceuticals	127,999b	6,169,552
Savient Pharmaceuticals	115,036a,b	291,041
SonoSite	31,944b	1,722,101
SurModics	31,651b	456,407
Symmetry Medical	87,431b	656,607

ViroPharma	157,865b	4,702,798
West Pharmaceutical Services	78,930	3,195,086
Zoll Medical	51,906b	3,559,713
		112,059,229
Industrial--15.6%
A.O. Smith	85,443	3,629,619
AAON	42,472	860,058
AAR	77,273	1,637,415
ABM Industries	92,709	2,011,785
Actuant, Cl. A	158,368	4,014,629
Aegion	91,284b	1,558,218
Aerovironment	30,047b	837,410
Albany International, Cl. A	66,677	1,601,582
Allegiant Travel	31,317b	1,721,495
American Science & Engineering	20,595	1,472,542
Apogee Enterprises	54,538	749,897
Applied Industrial Technologies	84,019	3,241,453
Arkansas Best	60,683	1,099,576
Astec Industries	36,227b	1,225,197
AZZ	25,481	1,250,862
Barnes Group	108,861	2,753,095
Belden	110,618	4,337,332
Brady, Cl. A	125,928	4,076,289
Briggs & Stratton	120,471	1,880,552
Cascade	18,192	1,033,669
CDI	13,960	208,981
Ceradyne	59,092b	1,955,354
CIRCOR International	36,637	1,388,909
Comfort Systems USA	78,052	933,502
Consolidated Graphics	27,207b	1,381,844
Cubic	41,999	1,942,034
Curtiss-Wright	102,352	3,823,871
Dolan	82,924b	781,973
Dycom Industries	79,666b	1,702,462
EMCOR Group	154,733	4,460,952
Encore Capital Group	47,286b	1,111,221
Encore Wire	39,583	1,080,616

EnerSys	114,704b	3,324,122
EnPro Industries	41,678b	1,471,650
ESCO Technologies	61,228	1,841,126
Exponent	29,920b	1,461,592
Federal Signal	174,941b	740,000
Forward Air	62,326	2,181,410
Franklin Electric	41,186	2,061,771
G&K Services, Cl. A	42,098	1,383,340
GenCorp	135,431a,b	743,516
Geo Group	127,195b	2,236,088
Gibraltar Industries	76,805b	1,203,534
Griffon	66,973	667,721
Healthcare Services Group	133,393	2,493,115
Heartland Express	124,192	1,840,525
Heidrick & Struggles International	38,474	845,659
Hub Group, Cl. A	76,407b	2,615,412
II-VI	107,628b	2,476,520
Insperity	60,207	1,687,000
Interface, Cl. A	128,984	1,714,197
John Bean Technologies	59,296	973,047
Kaman	54,206	1,689,601
Kaydon	79,720	2,720,046
Kelly Services, Cl. A	48,724	787,380
Knight Transportation	145,695	2,565,689
Lawson Products	9,558	160,479
Lindsay	27,326a	1,670,438
Lydall	33,250b	313,215
Mobile Mini	87,170b	1,813,136
Moog, Cl. A	104,706b	4,462,570
Mueller Industries	76,475	3,380,960
National Presto Industries	8,056a	787,232
Navigant Consulting	125,537b	1,608,129
NCI Building Systems	44,187b	517,430
Old Dominion Freight Line	100,452b	4,281,264
On Assignment	83,886b	940,362
Orbital Sciences	121,023b	1,753,623
Orion Marine Group	46,396b	335,907

Portfolio Recovery Associates	36,989a,b	2,402,436
Powell Industries	18,807b	650,910
Quanex Building Products	102,379	1,682,087
Resources Connection	99,479	1,235,529
Robbins & Myers	95,065	4,616,356
Simpson Manufacturing	79,462	2,572,980
SkyWest	122,414	1,566,899
Standard Register	37,007	74,384
Standex International	24,955	1,000,446
SYKES Enterprises	88,534b	1,552,001
Teledyne Technologies	79,793b	4,529,051
Tennant	43,161	1,660,835
Tetra Tech	149,459b	3,456,987
Toro	71,250	4,516,538
TrueBlue	110,056b	1,817,025
UniFirst	35,899	2,167,582
United Stationers	102,740	3,321,584
Universal Forest Products	34,644	1,100,640
Viad	37,183	752,212
Vicor	37,801	337,563
Watts Water Technologies, Cl. A	72,676	2,801,660
		169,328,905
Information Technology--19.7%
Advanced Energy Industries	73,524b	782,295
Agilysys	56,250b	457,875
Anixter International	62,616b	4,101,974
Arris Group	257,018b	3,001,970
ATMI	84,720b	1,980,754
Avid Technology	57,943b	561,468
Badger Meter	32,008a	1,028,737
Bel Fuse, Cl. B	27,512	557,118
Benchmark Electronics	112,756b	1,939,403
Black Box	34,697	1,072,831
Blackbaud	94,021	2,861,059
Blue Coat Systems	96,073a,b	2,474,840
Bottomline Technologies	72,167b	1,973,046
Brightpoint	145,961b	1,710,663

Brooks Automation	152,240	1,632,013
Cabot Microelectronics	56,921b	2,869,957
CACI International, Cl. A	61,665b	3,619,119
Cardtronics	84,308b	2,154,069
Ceva	49,267a,b	1,330,702
Checkpoint Systems	76,140b	800,993
CIBER	177,403b	771,703
Cirrus Logic	141,231b	2,885,349
Cognex	87,839	3,649,710
Cohu	46,209	606,724
CommVault Systems	92,701b	4,356,947
comScore	55,839b	1,236,834
Comtech Telecommunications	55,574	1,715,014
CSG Systems International	93,498b	1,521,212
CTS	90,241	907,824
Cymer	67,893b	3,380,392
Daktronics	92,118	1,007,771
DealerTrack Holdings	84,370b	2,305,832
Digi International	54,924b	620,092
Digital River	72,877b	1,166,761
Diodes	76,868b	1,981,657
DSP Group	61,946b	354,951
DTS	32,642b	924,748
Ebix	85,062a	2,107,836
Electro Scientific Industries	58,052	881,229
Entropic Communications	220,907a,b	1,290,097
EPIQ Systems	74,058	902,767
Exar	73,738b	492,570
FARO Technologies	31,222b	1,694,730
FEI	86,162b	3,796,298
Forrester Research	31,469b	1,099,527
GT Advanced Technologies	288,763a,b	2,489,137
Harmonic	231,573b	1,359,334
Heartland Payment Systems	86,917	2,086,008
Higher One Holdings	67,942a,b	1,150,937
Hittite Microwave	54,982b	3,025,110
iGATE	73,292a,b	1,335,380

InfoSpace	90,510b	1,114,178
Insight Enterprises	112,156b	2,070,400
Interactive Intelligence Group	27,739b	715,944
Intermec	79,011b	666,853
Intevac	49,429b	411,744
j2 Global	107,315a	2,893,212
JDA Software Group	93,551b	2,756,948
Kopin	147,790b	573,425
Kulicke & Soffa Industries	175,971b	1,902,247
Liquidity Services	38,223b	1,319,076
Littelfuse	46,456	2,355,784
LivePerson	94,054b	1,128,648
LogMeIn	38,715a,b	1,542,018
Manhattan Associates	52,969b	2,324,809
MAXIMUS	75,377	3,394,226
Measurement Specialties	32,837b	1,067,203
Medidata Solutions	48,601b	1,015,761
Mercury Computer Systems	49,370b	661,064
Methode Electronics	105,986	1,052,441
Micrel	125,809	1,454,352
Microsemi	186,054b	3,680,148
MicroStrategy, Cl. A	18,979b	2,184,862
MKS Instruments	121,852	3,673,838
Monolithic Power Systems	81,514b	1,336,014
Monotype Imaging Holdings	74,294b	1,159,729
MTS Systems	35,026	1,607,343
Nanometrics	37,448b	758,322
NCI, Cl. A	14,934b	109,317
Netgear	83,430b	3,322,183
NetScout Systems	82,282b	1,699,946
Newport	103,802b	1,917,223
Novatel Wireless	71,100b	204,057
Oplink Communications	46,704b	874,766
Opnet Technologies	31,907	1,131,103
OSI Systems	42,753b	2,297,119
Park Electrochemical	51,185	1,554,488
PC-Tel	37,611	279,826

Perficient	67,178b	747,691
Pericom Semiconductor	59,007b	472,056
Plexus	80,230b	2,905,931
Power Integrations	61,626	2,217,920
Progress Software	159,923b	3,731,004
Pulse Electronics	130,389	374,216
Radisys	59,131b	356,560
Rofin-Sinar Technologies	65,333b	1,853,497
Rogers	37,148b	1,427,598
Rubicon Technology	23,377b	253,173
Rudolph Technologies	84,932b	868,854
ScanSource	51,569b	1,937,447
Sigma Designs	82,778b	499,151
Sourcefire	62,377a,b	1,934,935
Stamps.com	28,963b	898,143
Standard Microsystems	52,499b	1,352,374
STR Holdings	91,120a,b	974,073
Stratasys	43,761b	1,608,217
Super Micro Computer	50,528b	852,913
Supertex	18,652b	344,689
Symmetricom	111,780b	697,507
Synaptics	80,283a,b	3,075,642
Synchronoss Technologies	47,376b	1,583,306
SYNNEX	53,726b	1,943,807
Take-Two Interactive Software	205,044a,b	3,198,686
Taleo, Cl. A	84,609b	3,046,770
TeleTech Holdings	74,350b	1,260,976
Tessera Technologies	123,491b	2,445,122
THQ	191,317b	128,163
TriQuint Semiconductor	306,371b	1,835,162
TTM Technologies	99,434b	1,220,055
Tyler Technologies	61,823a,b	2,171,842
Ultratech	45,292b	1,324,791
United Online	228,777	1,299,453
Veeco Instruments	82,738a,b	2,019,635
ViaSat	88,257b	4,195,738
Virtusa	33,896b	541,997

Volterra Semiconductor	59,970b	1,809,295
Websense	103,193b	1,950,348
Wright Express	80,363b	4,397,463
XO Group	52,488b	432,501
		214,414,685
Materials--5.6%
A. Schulman	68,436	1,676,682
A.M. Castle & Co.	32,272a,b	334,661
AK Steel Holding	212,920a	2,009,965
AMCOL International	48,698b	1,390,815
American Vanguard	45,896	689,817
Balchem	57,370	2,170,881
Buckeye Technologies	94,408	3,165,500
Calgon Carbon	102,863b	1,680,781
Century Aluminum	139,770b	1,401,893
Clearwater Paper	47,598b	1,738,279
Cloud Peak Energy	134,046b	2,540,172
Deltic Timber	19,414	1,322,482
Eagle Materials	86,396	2,540,906
H.B. Fuller	114,420	3,274,700
Hawkins	19,754a	782,258
Haynes International	28,237	1,715,680
Headwaters	128,136b	339,560
Kaiser Aluminum	30,738a	1,517,842
KapStone Paper and Packaging	105,628b	1,844,265
Koppers Holdings	48,875	1,856,761
Kraton Performance Polymers	66,234b	1,883,695
LSB Industries	45,897b	1,608,690
Materion	52,121b	1,532,879
Myers Industries	93,688	1,246,987
Neenah Paper	43,859	1,042,528
Olympic Steel	22,802	588,064
OM Group	66,169b	1,795,165
PolyOne	214,266	3,089,716
Quaker Chemical	28,901	1,280,314
RTI International Metals	60,066b	1,511,861
Schweitzer-Mauduit International	39,722	2,761,871

Stepan	18,655	1,603,211
SunCoke Energy	154,906a	2,080,388
Texas Industries	60,159a	1,880,570
Tredegar	44,735	1,103,165
Wausau Paper	62,601	540,873
Zep	49,942	818,050
		60,361,927
Telecommunication Services--.6%
Atlantic Tele-Network	18,694	674,666
Cbeyond	58,985b	501,372
Cincinnati Bell	446,818b	1,541,522
General Communication, Cl. A	93,140b	969,587
Lumos Networks	30,404	456,972
Neutral Tandem	81,281b	998,943
NTELOS Holdings	30,404	694,123
USA Mobility	61,809	874,597
		6,711,782
Utilities--4.1%
Allete	71,838	2,977,685
American States Water	43,359	1,568,295
Avista	118,664	3,006,946
Central Vermont Public Service	19,883	699,285
CH Energy Group	38,408	2,184,647
El Paso Electric	96,208	3,348,038
Laclede Group	51,630	2,150,906
New Jersey Resources	85,882	4,098,289
Northwest Natural Gas	52,470	2,494,949
NorthWestern	88,038	3,093,655
Piedmont Natural Gas	151,475a	4,986,557
South Jersey Industries	60,848	3,339,338
Southwest Gas	103,608	4,330,814
UIL Holdings	102,084	3,530,065
UniSource Energy	81,576	3,039,522
		44,848,991
Total Common Stocks
(cost $905,079,312)		1,066,807,368

Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.03%, 3/22/12
(cost $1,079,962)	1,080,000	[d]	1,079,933

Other Investment--1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,838,136)	17,838,136	[e]	17,838,136
Investment of Cash Collateral for
Securities Loaned--7.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $78,327,384)	78,327,384[e]	78,327,384

Total Investments (cost $1,002,324,794)	107.1%	1,164,052,821
Liabilities, Less Cash and Receivables	(7.1%)	(77,303,853)
Net Assets	100.0%	1,086,748,968

a	Security, or portion thereof, on loan. At January 31, 2012, the value of the fund's securities on loan was $76,366,386 and the value of the collateral held by the fund was $78,327,384.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $161,728,027 of which $251,287,947 related to appreciated investment securities and $89,559,920 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.7
Financial	19.3
Industrial	15.6
Consumer Discretionary	14.8

Health Care	10.3
Short-Term/Money Market Investments	8.9
Materials	5.6
Consumer Staples	4.1
Energy	4.1
Utilities	4.1
Telecommunication Services	.6
107.1
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2012	($)
Financial Futures Long
Russell 2000 Mini	245	19,384,400	March 2012	147,382

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,066,807,368	-	-	1,066,807,368
Mutual Funds	96,165,520	-	-	96,165,520
U.S. Treasury	-	1,079,933	-	1,079,933
Other Financial Instruments:
Futures++	147,382	-	-	147,382
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	03/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	03/27/2012

By: /s/ James Windels
James Windels Treasurer
Date:	03/27/2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)